Discontinued Operations - Summary of the Financial Results of the Community Living Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of income taxes	$ 48,410	$ 25,431	$ 26,342
Community Living Business | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Services revenue	1,194,258	1,135,159	1,083,104
Cost of services	872,250	840,361	813,772
Gross profit	322,008	294,798	269,332
Selling, general, and administrative expenses	223,588	205,743	200,364
Operating income of discontinued operations	98,420	89,055	68,968
Interest expense, net	37,840	52,694	33,771
Income from discontinued operations before incomes taxes	60,580	36,361	35,197
Income tax expense from discontinued operations	12,170	10,930	8,855
Income from discontinued operations, net of income taxes	$ 48,410	$ 25,431	$ 26,342